Events after the reporting date (Details Narrative) - USD ($)	6 Months Ended		8 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Aug. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings, classified as financing activities	$ 0	$ 34,250,000
CiT Loan facility [member] | Swap contract [member]
Disclosure of non-adjusting events after reporting period [line items]
Description of borrowings			The Company also entered into a new swap agreement in order for the additional borrower to enter into hedging transactions (separately from those entered by the other borrowers) with First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)
Amendment of CiT Loan Facility agreement [member]
Disclosure of non-adjusting events after reporting period [line items]
Description of borrowings			for the purpose of financing vessel Orion Globe and for general corporate and working capital purposes of all the borrowers and Globus
Borrowings, interest rate basis			the benchmark rate was amended from LIBOR to SOFR
Proceeds from borrowings, classified as financing activities			$ 18,000,000
Borrowing costs incurred			240,000
Bottom of range [member] | CiT Loan facility [member]
Disclosure of non-adjusting events after reporting period [line items]
Line Of Credit Facility Maximum Borrowing Capacity			$ 34,250,000
Borrowings, adjustment to interest rate basis			3.75%
Top of range [member] | Amendment of CiT Loan Facility agreement [member]
Disclosure of non-adjusting events after reporting period [line items]
Line Of Credit Facility Maximum Borrowing Capacity			$ 52,250,000
Borrowings, adjustment to interest rate basis			3.35%